UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
 INVESTMENT COMPANY

811-23111
Investment Company Act file number:

Miller/Howard Funds Trust
 (Exact name of registrant as specified in charter)

10 Dixon Avenue
Woodstock, NY 12498
(Address of principal executive offices) (Zip code)

Annemarie Gilly
Miller/Howard Investments, Inc.
10 Dixon Avenue
Woodstock, NY 12498
 (Name and address of agent for service)

(845) 679-9166
Registrant's telephone number, including area code

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Miller/Howard Income-Equity Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2016
Common Stock - 84.8%	Shares	Fair Value

Cable and Other Pay Television Services - 2.0%
Viacom Inc.	27,219	$1,237,648

Computer and Office Equipment - 2.0%
International Business Machines Corporation	7,596	1,220,070

Computer Peripheral Equipment, Not Elsewhere Classified - 3.9%
Cisco Systems, Inc.	78,703	2,402,803

Computer Storage Devices - 2.0%
Western Digital Corporation	25,109	1,192,929

Electric Services - 2.9%
General Electric Company	58,025	1,806,898

Leather & Leather Products - 3.0%
Coach, Inc.	42,200	1,819,242

Miscellaneous Industrial and Commercial Machinery and Equipment - 1.7%
Eaton Corporation plc (Ireland)	16,669	1,056,981

National Commercial Banks - 6.1%
Bank of Montreal (Canada)	13,082	838,818
PacWest Bancorp	15,192	628,189
The Toronto-Dominion Bank (Canada)	27,852	1,213,512
Wells Fargo & Company	22,366	1,072,897
		3,753,416

Natural Gas Transmission - 2.5%
Spectra Energy Corp	42,833	1,540,703

Pharmaceutical Preparations - 21.1%
Abbott Laboratories	30,806	1,378,568
Abbvie Inc.	34,182	2,263,874
GlaxoSmithKline plc ADR	40,723	1,835,386
Johnson & Johnson	19,201	2,404,541
Merck & Co., Inc.	31,861	1,868,966
Novartis AG ADR	14,348	1,194,614
Pfizer Inc.	55,915	2,062,704
		13,008,653

Plastics Materials, Synthetic Resins, and Nonvulcanizable Elastomers - 2.3%
LyondellBasell Industries N.V. (Netherlands)	18,779	1,413,308

Public Building and Related Furniture - 3.1%
Johnson Controls, Inc.	41,356	1,899,067

Pulp Mills - 2.1%
Domtar Corporation	33,127	1,304,210

Radio and Television Broadcasting and Communications Equipment - 3.7%
Qualcomm Incorporated	36,714	2,297,562

Radiotelephone Communications - 1.4%
Vodafone Group plc ADR	28,063	867,147

Real Estate Investment Trusts - 8.9%
Digital Realty Trust, Inc.	16,880	1,763,285
Lamar Advertising Company	18,779	1,274,343
Omega Healthcare Investors, Inc.	14,559	502,285
Weyerhaeuser Company	59,080	1,933,098
		5,473,011
Security and Commodity Exchanges - 1.8%
CME Group Inc.	10,972	1,121,777

Semiconductors and Related Devices - 2.0%
Microchip Technology Incorporated	22,577	1,256,184

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 3.5%
The Procter & Gamble Company	25,320	2,167,139

Telephone Communications (No Radiotelephone) - 5.2%
AT&T Inc.	45,154	1,954,717
BCE Inc. (Canada)	10,972	525,449
Verizon Communications Inc.	13,504	748,257
		3,228,423

Trucking and Courier Services (No Air) - 1.8%
United Parcel Service, Inc.	10,128	1,094,837

Women's Clothing Stores - 1.8%
L Brands, Inc.	14,981	1,107,096

Total Common Stock (Cost $47,640,990)		52,269,104

Master Limited Partnerships - 12.0%
Crude Petroleum & Natural Gas - 2.3%
Genesis Energy, L.P.	38,613	1,404,741

Natural Gas Transmission - 6.5%
Enterprise Products Partners L.P.	77,226	2,198,624
MPLX LP	56,337	1,828,136
		4,026,760

Pipelines (No Natural Gas) - 3.2%
Magellan Midstream Partners, L.P.	26,797	1,952,429

Total Master Limited Partnerships (Cost $6,761,474)		7,383,930

Short-Term Investment - 1.9%
Investment Company - 1.9%
Morgan Stanley Institutional Liquidity Funds - Class I, 0.21%(1) (Cost $1,202,924)	1,202,924	1,202,924

Total Investments - 98.7% (Cost $55,605,388)		60,855,958
Other Assets and Liabilities - 1.3%		791,758
Total Net Assets Applicable to Common Stockholders - 100.0%		$61,647,716

Note: Percentages indicated are based on the net assets of the Fund.
ADR	American Depository Receipt.
(1)	Rate indicated is the current yield as of July 31, 2016.

Miller/Howard Drill Bit to Burner Tip Fund
SCHEDULE OF INVESTMENTS
(unaudited)
	July 31, 2016
Common Stock - 85.8%	Shares	Fair Value

Crude Petroleum - 13.9%
Callon Petroleum Company	6,494	$73,967
Concho Resources Inc.	1,410	175,122
Energen Corporation	1,263	59,841
Occidental Petroleum Corporation	2,292	171,281
Pioneer Natural Resources Company	441	71,693
		551,904

Electric Services - 14.8%
Black Hills Corporation	1,381	87,072
Calpine Corporation	6,141	84,377
Dominion Resources, Inc.	1,734	135,287
General Electric Company	5,759	179,335
Nextera Energy, Inc.	793	101,734
		587,805

Gas and Other Services Combined - 6.6%
Sempra Energy	1,205	134,815
UGI Corporation	2,791	126,321
		261,136

Heavy Construction, Not Elsewhere Classified - 2.8%
Fluor Corporation	2,057	110,091

Industrial Machinery and Equipment - 2.7%
MRC Global Inc.	8,198	108,460

Industrial Organic Chemicals - 3.0%
Westlake Chemical Corporation	2,556	116,911

Natural Gas - 8.4%
Anadarko Petroleum Corporation	2,174	118,548
Cabot Oil & Gas Corporation	3,937	97,126
Range Resources Corporation	2,909	117,262
		332,936

Natural Gas Distribution - 1.6%
National Fuel Gas Company	1,146	64,760

Natural Gas Transmission - 13.7%
Chesapeake Utilities Corporation	526	33,701
EQT Corporation	2,586	188,416
Kinder Morgan, Inc.	8,815	179,209
Targa Resources Corp.	1,998	74,446
The Williams Companies, Inc.	2,821	67,619
		543,391

Oil and Gas Field Services, Not Elsewhere Classified - 4.2%
Core Laboratories N.V. (Netherlands)	617	72,072
Schlumberger N.V. (Curacao)	1,175	94,611
		166,683

Plastics Materials, Synthetic Resins, and Nonvulcanizable Elastomers - 2.1%
The Dow Chemical Company	1,557	83,564

Petroleum Refining - 4.1%
Marathon Petroleum Corporation	4,114	162,051

Pumps and Pumping Equipment - 3.8%
Flowserve Corporation	3,144	150,440

Refuse Systems - 2.7%
Waste Connections, Inc. (Canada)	1,440	107,251

Water Supply - 1.4%
Aqua America, Inc.	1,587	54,974

Total Common Stock (Cost $3,034,472)		3,402,357

Master Limited Partnerships - 6.4%
Natural Gas Transmission - 3.5%
Enterprise Products Partners L.P.	4,936	140,528

Pipelines (No Natural Gas) - 2.9%
Magellan Midstream Partners, L.P.	1,557	113,443

Total Master Limited Partnerships (Cost $218,808)		253,971

Short-Term Investment - 4.8%
Investment Company - 4.8%
Morgan Stanley Institutional Liquidity Funds - Class I, 0.21%(1) (Cost $192,363)	192,363	192,363

Total Investments - 97.0% (Cost $3,445,644)		3,848,691
Other Assets and Liabilities - 3.0%		117,122
Total Net Assets Applicable to Common Stockholders - 100.0%		$3,965,813

Note: Percentages indicated are based on the net assets of the Fund.
(1)	Rate indicated is the current yield as of July 31, 2016.

Income Taxes
The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:

	Income-Equity Fund	Drill Bit to Burner Tip® Fund
Cost of investments	$55,605,388	$3,445,644
Gross unrealized appreciation	5,775,475	422,063
Gross unrealized depreciation	(524,905)	(19,016)
Net unrealized appreciation	$5,250,570	$403,047

* Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.  For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following tables provide a summary of the inputs used as of July 31, 2016 in valuing each of the Fund’s investments:

Income-Equity Fund:

Description	Fair Value at July 31, 2016	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$52,269,104	$52,269,104	$-	$-
Master Limited Partnerships(a)	7,383,930	7,383,930	-	-
Total Equity Securities	59,653,034	59,653,034	-	-
Other Securities:
Short-Term Investment(b)	1,202,924	1,202,924	-	-
Total Assets	$60,855,958	$60,855,958	$-	$-

(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash b alances in the Fund at July 31, 2016.

The Fund did not hold any Level 3 securities during the period from December 31, 2015 through July 31, 2016.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 31, 2015 through July 31, 2016.

Drill Bit to Burner Tip Fund:
Description	Fair Value at July 31, 2016	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$3,402,357	$3,402,357	$-	$-
Master Limited Partnerships(a)	253,971	253,971	-	-
Total Equity Securities	3,656,328	3,656,328	-	-
Other Securities:
Short-Term Investment(b)	192,363	192,363	-	-
Total Assets	$3,848,691	$3,848,691	$-	$-

(a)	All industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Fund at July 31, 2016.

The Fund did not hold any Level 3 securities during the period from December 31, 2015 through July 31, 2016.  The Fund utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 31, 2015 through July 31, 2016.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Miller/Howard Funds Trust

By (Signature and Titl)  /s/ Annemarie Gilly
 Annemarie Gilly, President

Date  September 14, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Annemarie Gilly
   Annemarie Gilly, President

Date  September 14, 2016

By (Signature and Title)  /s/ Paul Brook
   Paul Brook, Chief Financial Officer

Date  September 15, 2016